SHARE-BASED COMPENSATION - Schedule of Stock Option Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
2017 Plan
Numbers of shares
Number of shares Outstanding	2,569,017
Granted	0	0
Exercised	(471,009)
Number of shares Outstanding	2,098,008	2,569,017
Exercisable as of June 30, 2022	2,098,008	2,569,017
Weighted average exercise price
Outstanding	$ 1.00
Exercised	1.00
Outstanding	1.00	$ 1.00
Exercisable as of June 30, 2022	$ 1.00
Weighted average remaining contractual term, Outstanding	5 years 3 months 10 days	5 years 9 months 14 days
Weighted average remaining contractual term, Exercisable	5 years 3 months 10 days
Aggregate intrinsic value, Outstanding	$ 8,209	$ 50,361
Aggregate intrinsic value, Exercisable	$ 8,209
2018 Plan
Numbers of shares
Number of shares Outstanding	7,553,236
Granted	0	0
Exercised	(5,728,135)
Number of shares Outstanding	1,825,101	7,553,236
Exercisable as of June 30, 2022	1,825,101	7,553,236
Weighted average exercise price
Outstanding	$ 1.00
Exercised	1.00
Outstanding	1.00	$ 1.00
Exercisable as of June 30, 2022	$ 1.00
Weighted average remaining contractual term, Outstanding	6 years 7 months 24 days	7 years 1 month 24 days
Weighted average remaining contractual term, Exercisable	6 years 7 months 24 days
Aggregate intrinsic value, Outstanding	$ 7,142	$ 148,076
Aggregate intrinsic value, Exercisable	$ 7,142
2019 Plan
Numbers of shares
Number of shares Outstanding	72,000
Granted			72,000
Number of shares Outstanding	72,000	72,000
Exercisable as of June 30, 2022	48,000	24,000
Weighted average exercise price
Outstanding	$ 6.09
Outstanding	6.09	$ 6.09
Exercisable as of June 30, 2022	$ 6.09
Weighted average remaining contractual term, Outstanding	7 years 6 months 21 days	8 years 18 days
Weighted average remaining contractual term, Exercisable	7 years 6 months 21 days
Aggregate intrinsic value, Outstanding		$ 1,045
2020 Plan
Numbers of shares
Number of shares Outstanding	997,773
Granted	2,026,300	133,913
Exercised	(14,645)
Forfeited	(85,082)
Expired	(35,691)
Number of shares Outstanding	2,888,655	997,773
Exercisable as of June 30, 2022	387,309	192,340
Weighted average exercise price
Outstanding	$ 7.61
Granted	9.20
Exercised	5.91
Forfeited	6.16
Expired	6.43
Outstanding	8.78	$ 7.61
Exercisable as of June 30, 2022	$ 6.98
Weighted average remaining contractual term, Outstanding	9 years 3 months	8 years 8 months 4 days
Weighted average remaining contractual term, Exercisable	8 years 2 months 4 days
Aggregate intrinsic value, Outstanding		$ 12,967
2021 Plan
Numbers of shares
Number of shares Outstanding	2,444,440
Granted	2,707,238	2,698,245
Forfeited	(374,067)
Number of shares Outstanding	4,777,611	2,444,440
Exercisable as of June 30, 2022	565,580	0
Weighted average exercise price
Outstanding	$ 26.44
Granted	9.20
Forfeited	22.15
Outstanding	17.23	$ 26.44
Exercisable as of June 30, 2022	$ 26.46
Weighted average remaining contractual term, Outstanding	9 years 4 months 24 days	9 years 6 months 25 days
Weighted average remaining contractual term, Exercisable	9 years 29 days